Related party transactions (Disclosure of transactions between related parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Consulting and management fees	$ 3,006,160	$ 218,819
Share-based payments	0	89,832
Total	$ 3,006,160	$ 308,651